Strategic Investments - CFB Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of the assets acquired and liabilities assumed
Goodwill		$ 720,611	$ 705,617	$ 704,592
Estimated useful life ( in years)		11 years 9 months 18 days
Customer relationship intangible assets
Fair value of the assets acquired and liabilities assumed
Estimated useful life ( in years)		10 years 9 months 18 days
Central Florida Box Corporation Acquisition
Fair value of the assets acquired and liabilities assumed
Percentage of common stock acquired in business acquisition	100.00%
Acquisition consideration, net of cash acquired	$ 15,400
Plant, property and equipment	10,500
Net working capital	1,700
Goodwill	1,000
Finite-lived intangible assets			$ 2,200
Central Florida Box Corporation Acquisition | Customer relationship intangible assets
Fair value of the assets acquired and liabilities assumed
Finite-lived intangible assets	$ 2,200
Estimated useful life ( in years)	10 years